HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 93.9%
	CLO — 25.3%
1,003,890	Ammc Clo Ltd. Series 2016-19A E(a),(b)	US0003M + 7.000%	11.7920	10/15/28	$ 995,255
400,000	Anchorage Capital Clo Ltd. Series 2019-11A E(a),(b)	US0003M + 7.050%	11.8650	07/22/32	349,367
1,200,000	Apres Static CLO Ltd. Series 2019-1A DR(a),(b)	US0003M + 7.760%	12.5520	10/15/28	1,203,523
1,000,000	Gallatin CLO VIII Ltd. Series 2017-1A ER(a),(b)	US0003M + 6.920%	11.7120	07/15/31	819,865
1,000,000	KKR CLO Ltd. Series 13 ER(a),(b)	US0003M + 4.950%	9.7420	01/16/28	978,152
1,000,000	Symphony CLO XIV Ltd. Series 2014-14A E(a),(b)	US0003M + 4.600%	9.3920	07/14/26	984,585
1,200,000	Symphony CLO XVII Ltd. Series 2016-17A(a),(b)	US0003M + 5.550%	10.3420	04/15/28	1,174,822
1,000,000	TICP CLO III-2 Ltd. Series 2018-3R(a),(b)	US0003M + 5.900%	10.7080	04/20/28	992,664
					7,498,233
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
1,012,202	Cascade Funding Mortgage Trust Series 2022-AB2 M3(a),(c)		2.0000	02/25/52	751,703

	NON AGENCY CMBS — 63.0%
196,000	BX Commercial Mortgage Trust Series 2019-IMC G(a),(b)	US0001M + 3.600%	8.0590	04/15/34	183,614
1,000,000	Capital Funding Mortgage Trust Series 2021-19 B(a),(b)	US0001M + 15.210%	19.5800	11/06/23	990,141
750,000	Capital Funding Mortgage Trust Series 2021-21 B(a),(b)	US0001M + 12.250%	16.6190	11/15/23	739,910
1,200,000	Capital Funding Mortgage Trust Series 2022-P01 B(a),(b)	TSFR1M + 13.700%	18.0340	06/20/24	1,174,044
458,952	Capital Funding Mortgage Trust Series 2022-27 B(a),(b)	TSFR1M + 9.910%	14.2440	02/11/25	444,481
1,200,000	Capital Funding Multifamily Mortgage Trust Series 2022-PM01 B(a),(b)	TSFR1M + 9.500%	13.8340	03/01/25	1,183,017
1,200,000	Capital Funding Multifamily Mortgage Trust Series 2022-MF03 B(a),(b)	TSFR1M + 9.380%	13.7140	04/01/25	1,183,262
1,200,000	Capital Funding Multifamily Mortgage Trust Series 2022-MF05 B(a),(b)	TSFR1M + 10.420%	14.7540	05/15/25	1,194,429
1,000,000	COMM Mortgage Trust Series 2012-CR5 F(a),(c)		4.4210	12/10/45	742,500
39,945,491	COMM Mortgage Trust Series 2015-CR25(c),(d)		0.8000	08/10/48	665,544
4,665,793	CSMC Trust Series 2016-NXSR XA(c),(d)		0.7080	12/15/49	95,138
2,585,902	GS Mortgage Securities Corporation II Series 2018-SRP5 C(a),(b)	US0001M + 4.250%	8.7090	09/15/31	1,098,318
350,000	GS Mortgage Securities Trust Series 2010-C1 D(a),(c)		6.3560	08/10/43	287,016
32,825,430	JPMBB Commercial Mortgage Securities Trust Series 2014-C18(c),(d)		0.6660	02/15/47	133,081
53,314,202	JPMBB Commercial Mortgage Securities Trust Series 2014-C19 X-A(c),(d)		0.6240	04/15/47	256,239
30,039,989	JPMBB Commercial Mortgage Securities Trust Series 2014-C21(c),(d)		0.9400	08/15/47	280,835
12,771,424	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 XA(c),(d)		0.8070	11/15/47	149,783
4,597,014	JPMBB Commercial Mortgage Securities Trust Series 2015-C27(c),(d)		1.1520	02/15/48	81,872
72,161,763	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 XA(c),(d)		0.4330	07/15/48	646,815

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 93.9% (Continued)
	NON AGENCY CMBS — 63.0% (Continued)
42,984,414	JPMBB Commercial Mortgage Securities Trust Series 2015-C28(c),(d)		0.9450	10/15/48	$ 614,123
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 D(a),(c)		4.1020	05/15/46	877,125
16,631,270	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 X-A(c),(d)		0.9540	12/15/47	208,889
69,714,489	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24(c),(d)		0.6910	05/15/48	986,495
3,872,433	Wells Fargo Commercial Mortgage Trust Series 2015-LC22 XA(c),(d)		0.7560	09/15/58	60,611
1,000,000	WFRBS Commercial Mortgage Trust Series 2012-C7 D(a),(c)		4.8060	06/15/45	540,000
325,403	WFRBS Commercial Mortgage Trust Series 2012-C9 D(a),(c)		4.9150	11/15/45	308,760
1,000,000	WFRBS Commercial Mortgage Trust Series 2012-C9 E(a),(c)		4.9150	11/15/45	939,107
38,292,127	WFRBS Commercial Mortgage Trust Series 2014-C20 XA(c),(d)		0.8950	05/15/47	312,073
24,967,845	WFRBS Commercial Mortgage Trust Series 2014-C21 XA(c),(d)		0.9980	08/15/47	308,775
1,000,000	XCALI Mortgage Trust Series 2020-5 B1(a),(b)	TSFR1M + 8.370%	12.6930	10/15/23	987,197
471,250	XCALI Mortgage Trust Series 2021-10 B1(a),(b)	TSFR1M + 8.120%	12.4430	05/26/24	461,694
500,000	X-Caliber Funding, LLC Series 2021-7 B1(a),(b)	US0001M + 6.000%	10.3690	01/06/26	474,668
					18,609,556
	RESIDENTIAL MORTGAGE — 3.1%
1,000,000	VCAT, LLC Series 2021-NPL1 A2(a),(e)		4.8260	12/26/50	930,096

	TOTAL ASSET BACKED SECURITIES (Cost $28,057,776)				27,789,588

	CORPORATE BONDS — 5.0%
	SPECIALTY FINANCE — 5.0%
500,000	X-Caliber Funding, LLC(a)		11.0000	09/24/24	491,715
1,000,000	X-Caliber Funding, LLC(a)		11.0000	03/01/25	979,608
	TOTAL CORPORATE BONDS (Cost $1,499,664)				1,471,323

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.4%
MONEY MARKET FUNDS - 0.4%
115,445	First American Government Obligations Fund, Class X, 4.13% (Cost $115,445)(f)	$ 115,445

	TOTAL INVESTMENTS - 99.3% (Cost $29,672,885)	$ 29,376,356
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	209,602
	NET ASSETS - 100.0%	$ 29,585,958

LLC	- Limited Liability Company
LTD	- Limited Company

TSFR1M	Term Secured Overnight Financing Rate 1 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is 24,460,638 or 82.7% of net assets.
(b)	Variable rate security; the rate shown represents the rate on January 31, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Interest only securities.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2023.
(f)	Rate disclosed is the seven day effective yield as of January 31, 2023.